Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	16
30/360 Days	30
Actual/360 Days	34

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		September 22, 2012
Closing Date:		October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$187,285,569.68	0.3753218	$149,211,258.61	0.2990206	$38,074,311.07
Class A-3 Notes	$451,000,000.00	1.0000000	$451,000,000.00	1.0000000	$-
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$862,515,569.68	0.5707375	$824,441,258.61	0.5455432	$38,074,311.07

Weighted Avg. Coupon (WAC)	3.96%		3.97%
Weighted Avg. Remaining Maturity (WARM)	42.63		41.75
Pool Receivables Balance	$909,400,129.62		$869,058,275.74
Remaining Number of Receivables	66,646		65,345

Adjusted Pool Balance	$898,453,718.42		$858,792,977.72

III. COLLECTIONS

Principal:
Principal Collections	$39,028,220.05
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$799,811.80
Total Principal Collections	$39,828,031.85

Interest:
Interest Collections	$3,119,584.43
Late Fees & Other Charges	$78,502.84
Interest on Repurchase Principal	$-
Total Interest Collections	$3,198,087.27

Collection Account Interest	$298.11
Reserve Account Interest	$66.07
Servicer Advances	$-

Total Collections	$43,026,483.30

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	16
30/360 Days	30
Actual/360 Days	34

IV.  DISTRIBUTIONS

Total Collections	$43,026,483.30
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$50,808,282.50

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$757,833.44		$757,833.44	$757,833.44
Collection Account Interest					$298.11
Late Fees & Other Charges					$78,502.84
Total due to Servicer					$836,634.39

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$62,428.52		$62,428.52
Class A-3 Notes		$199,191.67		$199,191.67
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$353,527.19		$353,527.19	$353,527.19

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$41,758,397.88

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$38,074,311.07

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$38,074,311.07
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$38,074,311.07		$38,074,311.07
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$38,074,311.07

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,684,086.81

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,946,411.20
Beginning Period Amount	$10,946,411.20
Current Period Amortization	$681,113.18
Ending Period Required Amount	$10,265,298.02
Ending Period Amount	$10,265,298.02
Next Distribution Date Amount	$9,610,013.11

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	16
30/360 Days	30
Actual/360 Days	34

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$35,938,148.74	$34,351,719.11	$34,351,719.11
Overcollateralization as a % of Original Adjusted Pool		2.31%	2.21%	2.21%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII.  DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.56%	64,404	98.11%	$852,609,230.85
30 - 60 Days	1.12%	735	1.48%	$12,854,696.35
61 - 90 Days	0.25%	162	0.33%	$2,883,520.66
91 + Days	0.07%	44	0.08%	$710,827.88
		65,345		$869,058,275.74
Total
Delinquent Receivables 61 + days past due	0.32%	206	0.41%	$3,594,348.54
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.35%	232	0.46%	$4,170,702.08
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	201	0.38%	$3,560,976.69
Three-Month Average Delinquency Ratio	0.32%		0.42%

Repossession in Current Period		64		$1,185,322.33
Repossession Inventory		86		$807,935.22

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,313,633.83
Recoveries				$(799,811.80)
Net Charge-offs for Current Period				$513,822.03

Beginning Pool Balance for Current Period				$909,400,129.62

Net Loss Ratio				0.68%
Net Loss Ratio for 1st Preceding Collection Period				0.72%
Net Loss Ratio for 2nd Preceding Collection Period				0.64%
Three-Month Average Net Loss Ratio for Current Period				0.68%

Cumulative Net Losses for All Periods				$8,115,229.60
Cumulative Net Losses as a % of Initial Pool Balance				0.51%

Principal Balance of Extensions				$5,052,699.42
Number of Extensions				275

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